Securities Trading and Intermediation - Summary of Securities Trading and Intermediation Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Securities Trading and Intermediation Assets and Liabilities [Abstract]
Cash and settlement records	R$ 378,727	R$ 13,823	R$ 164,322
Debtors pending settlement	967,599	477,646	731,611
Other	137,181	13,514	2,379
Total Assets	1,483,507	504,983	898,312
Cash and settlement records	378,030	474,759	90,056
Creditors pending settlement	14,781,681	8,639,787	5,216,572
Total Liabilities	R$ 15,159,711	R$ 9,114,546	R$ 5,306,628